PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Total gross, excluding construction in progress	¥ 30,966		¥ 27,679		$ 4,859
Less: Accumulated depreciation	(12,715)		(10,028)		(1,995)
Total net, excluding construction in progress	18,251		17,651		2,864
Property and equipment, net	20,264		19,267		3,180
Depreciation expense	2,727	$ 428	2,441	¥ 2,059
Impairment charges recognized on property and equipment	0		0	¥ 0
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,029		16,029		2,515
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,448				227
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,977		11,133		2,037
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	512		517		80
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 2,013		¥ 1,616		$ 316